UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21662

CAPSTONE CHURCH CAPITAL FUND
(Exact name of Registrant as Specified in Charter)

3700 W. Sam Houston Parkway South, Suite 250
Houston, Texas 77042

(Address of principal executive offices)(Zip code)

Michael L. Kern III, CFA
3700 W. Sam Houston Parkway South, Suite 250
Houston, Texas 77042

(Name and Address of Agent for Service)

Copies to:
David J. Harris, Esq.
Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006

Registrant's telephone number, including Area Code: (800) 262-6631

Date of fiscal year end: September 30

Date of reporting period: March 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Semi-Annual Report

Capstone Church Capital Fund (XCBFX)

LETTER TO SHAREHOLDERS

March 31, 2016 (Unaudited)

Dear Shareholder:

This Semi-Annual Report of the Capstone Church Capital Fund (the “Fund”) applies to the six-month period ended March 31, 2016.  The Fund is an investment company focused on investing in church mortgage bonds and church mortgage loans.

In short, the Fund produced a 0.24% total return for the three month period ended March 31, 2016, and a (2.00)% total return for the twelve month period ended March 31, 2016. The Barclays Capital U.S. Government/Credit Index returned 3.47% and 1.74% for the same periods, respectively.  The returns generated by the Fund continue to reflect the fluctuations in the church mortgage bond market, the church mortgage loan market and the underlying real estate markets where the Fund has investments.

While the improvement in the U.S. economy has translated into stronger financial underpinnings for some of the churches that are represented in the Fund, not all of the holdings of the Fund have benefited from the improving economy.  Most of the mortgages and mortgage bonds owned by the Fund are, or have been, in some state of default.  Several of the Fund’s mortgages and mortgage bonds were restructured during the past year so that the church can survive and continue to pay interest and principal on its obligations, albeit at a reduced level of interest.  While this has allowed the Fund to continue to collect income on those issues, it has limited the Fund’s ability to generate significant returns.

In other cases where the church has defaulted on its mortgage, the church property has been foreclosed on and subsequently sold, with the proceeds of the sale being returned to the bondholders or mortgage holders (including the Fund).  In some cases, the proceeds received from the sale have been less than the outstanding mortgage amount.  This has also caused downward pressure on the Fund’s overall return.  The bond values in the Fund reflect these realities.

Over the past year, the Fund has not made any additional investments in church mortgages or church bonds.  On the contrary, the Fund has taken advantage of opportunities to sell certain bonds to interested buyers.  In these cases, the proceeds from the sale of those securities have been reinvested in short term investment grade corporate bonds and U.S. Treasury securities so that the Fund is prepared to meet its obligations under the annual repurchase offer.  Given the very illiquid nature of the Fund’s underlying assets, the Fund has retained a substantial cash and/or cash equivalent balance so that it has enough cash to complete these mandatory annual repurchases.

Within the next few months, the Board of Directors will be considering the merits of distributing a substantial portion of the Fund’s cash and cash equivalents to the shareholders given the Fund’s inability to find attractive investments consistent with the Fund’s purposes as described in the Fund’s prospectus.

The church bond and church mortgage markets continue to be challenging.  Accordingly, we are continuing to explore opportunities to sell certain securities owned by the Fund.  Additionally, we have, and continue to work diligently with the various trustees who control the foreclosure process in an effort to maximize the proceeds the Fund receives from the ultimate liquidation of the underlying collateral.  Illiquidity will continue to be a problem for church bonds in general because of that sector’s inability to obtain financing.  Moreover, the improving economic environment of the U.S. has many economists expecting interest rates to increase.  If this comes to fruition, the prices of church bonds will be negatively affected and the value of the underlying real estate will also likely be negatively affected, limiting the Fund’s ability to generate positive returns.

We value your business and are working diligently on your behalf to provide the best possible outcome for the Fund’s shareholders. This Semi-Annual Report includes detailed information about the Fund, including performance information, portfolio holdings, financial statements and comments from the portfolio manager, if you would like more information about the Fund, we invite you to contact us at 800-262-6631 or visit our website at www.capstonechurchcapitalfund.com.

Sincerely,

Michael L. Kern, III, CFA President Capstone Church Capital Fund	Claude C. Cody IV Portfolio Manager Capstone Church Capital Fund

CAPSTONE CHURCH CAPITAL FUND

STATE SECTOR DIVERSIFICATION

MARCH 31, 2016 (Unaudited)

The table below sets forth the diversification of the Capstone Church Capital Fund investments by State.

State Diversification - Bonds and Mortgages		Percent*
	California	9.59%
	Florida	13.58%
	Georgia	7.14%
	Illinois	1.98%
	Indiana	4.02%
	Louisiana	2.61%
	Maryland	0.15%
	Massachusetts	2.53%
	Michigan	0.15%
	Nevada	1.08%
	New Jersey	2.18%
	North Carolina	0.11%
	Rhode Island	3.00%
	Tennessee	4.46%
	Texas	3.51%
	Washington	1.69%
	Washington, DC	0.62%
	Total Bonds and Mortgages	58.40%
Other
	U.S. Treasury Obligations	22.25%
	Open-End Mutual Fund	5.05%
	Short-Term Investments	14.17%
	Other	0.13%
		100.00%

* Percentages indicated are based on total net assets as of March 31, 2016.

CAPSTONE CHURCH CAPITAL FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2016 (Unaudited)

Shares/Principal Amount			Fair Value

CHURCH MORTGAGE BONDS (a)

California		7.38%
	Sonrise Baptist Church of Clovis (e)
749,288	7.50%, 06/01/2020		$ 386,258
	Trinity Southern Baptist Church of Livermore, California
111,000	7.30%, 03/18/2030		95,460
128,000	7.30%, 09/18/2030		106,624
143,000	7.30%, 03/18/2032		108,923
	The United Pentecostal Church of Modesto, Inc. (c) (d)
11,016	7.50%, 11/21/2020		2,357
23,684	7.50%, 05/21/2021		5,073
23,684	7.50%, 11/21/2021		5,078
24,786	7.50%, 05/21/2022		5,294
28,091	7.60%, 11/21/2023		6,045
29,192	7.60%, 05/21/2024		6,250
30,294	7.60%, 11/21/2024		6,489
30,845	7.60%, 05/21/2025		6,567
32,497	7.60%, 11/21/2025		6,919
34,150	7.60%, 05/21/2026		7,274
36,353	7.60%, 05/21/2027		7,747
38,005	7.60%, 11/21/2027		8,099
39,107	7.60%, 05/21/2028		8,338
40,208	7.60%, 11/21/2028		8,572
47,369	7.60%, 11/21/2030		10,108
49,021	7.60%, 05/21/2031		10,368
50,674	7.60%, 11/21/2031		10,717
52,877	7.60%, 05/21/2032		11,183
54,529	7.60%, 11/21/2032		11,533
56,732	7.60%, 05/21/2033		11,999
61,690	7.60%, 05/21/2034		13,047
63,342	7.60%, 11/21/2034		13,397
	Victory Christian Center of the Desert, Inc. (c) (d)
22,730	8.40%, 10/15/2020		22,164
23,488	8.40%, 04/15/2021		22,908
24,245	8.40%, 10/15/2021		23,647
25,761	8.40%, 04/15/2022		25,099
26,518	8.40%, 10/15/2022		25,858
27,276	8.40%, 04/15/2023		26,621
28,791	8.40%, 10/15/2023		28,121
30,307	8.40%, 04/15/2024		29,455
31,064	8.40%, 10/15/2024		30,204

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH CAPITAL FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

Shares/Principal Amount			Fair Value

32,580	8.40%, 04/15/2025		$ 31,495
34,095	8.40%, 10/15/2025		32,970
35,610	8.40%, 04/15/2026		34,442
36,368	8.40%, 10/15/2026		35,183
38,641	8.40%, 04/15/2027		37,389
40,157	8.40%, 10/15/2027		38,863
41,672	8.40%, 04/15/2028		40,334
43,187	8.40%, 10/15/2028		41,810
45,460	8.40%, 04/15/2029		44,019
46,976	8.40%, 10/15/2029		45,491
49,249	8.40%, 04/15/2030		47,702
51,522	8.40%, 10/15/2030		49,910
53,037	8.40%, 04/15/2031		50,953
56,068	8.40%, 10/15/2031		53,864
57,583	8.40%, 04/15/2032		55,320
60,614	8.40%, 10/15/2032		58,231
62,887	8.40%, 04/15/2033		60,415
65,917	8.40%, 10/15/2033		63,327
68,190	8.40%, 04/15/2034		65,510
52,279	8.40%, 10/15/2034		50,225
	"The Well" Ministry of Rescue (c) (d)
21,000	8.40%, 05/15/2020		10,899
22,000	8.40%, 11/15/2020		11,429
23,000	8.40%, 05/15/2021		11,960
24,000	8.40%, 11/15/2021		12,516
25,000	8.40%, 05/15/2022		13,025
26,000	8.40%, 11/15/2022		13,556
27,000	8.40%, 05/15/2023		14,091
28,000	8.40%, 11/15/2023		14,624
Florida		13.58%
	Abyssinia Missionary Baptist Church Ministries, Inc. (c) (d)
233,307	7.50%, 03/15/2027		116,234
150,697	7.50%, 09/15/2027		75,092
192,456	7.50%, 03/15/2028		95,920
108,937	7.50%, 09/15/2028		54,305
169,761	7.50%, 03/15/2029		84,643
131,633	7.50%, 09/15/2029		65,645
263,265	7.50%, 03/15/2030		131,290
301,393	7.50%, 09/15/2030		150,335
82,611	7.50%, 03/15/2031		41,215

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH CAPITAL FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

Shares/Principal Amount		Fair Value

	Bethel Baptist Institutional Church, Inc. (e)
251,757	0.00%, 01/01/2022 (f)	$ 25
1,696,821	3.50%, 01/01/2022	765,606
	Celebration Baptist Church of Jacksonville, Florida, Inc. (c) (d)
17,000	8.10%, 06/15/2015	17,000
33,000	8.20%, 12/15/2015	33,000
65,000	8.40%, 12/15/2020	65,409
69,000	8.40%, 06/15/2021	69,504
71,000	8.40%, 12/15/2021	71,710
74,000	8.40%, 06/15/2022	74,673
71,000	8.40%, 12/15/2022	71,710
10,000	8.40%, 06/15/2025	10,011
23,000	8.40%, 12/15/2026	23,041
24,000	8.40%, 06/15/2027	24,048
29,000	8.40%, 12/15/2029	29,081
32,000	8.40%, 12/15/2030	32,102
117,000	8.40%, 12/15/2032	116,392
84,000	8.40%, 12/15/2033	83,563
199,000	8.40%, 06/15/2034	197,965
70,000	8.40%, 12/15/2034	69,636
	Manifestations Worldwide, Inc.
44,000	7.60%, 03/17/2031	36,634
47,000	7.60%, 09/17/2031	38,047
48,000	7.60%, 03/17/2032	37,786
51,000	7.60%, 09/17/2032	39,469
52,000	7.60%, 03/17/2033	39,541
54,000	7.60%, 09/17/2033	40,878
56,000	7.60%, 03/17/2034	42,252
59,000	7.60%, 09/17/2034	44,356
60,000	7.60%, 03/17/2035	44,874
63,000	7.60%, 09/17/2035	46,973
65,000	7.60%, 03/17/2036	48,210
68,000	7.60%, 09/17/2036	50,225
70,000	7.60%, 03/17/2037	51,520
73,000	7.60%, 09/17/2037	53,845
76,000	7.60%, 03/17/2038	55,875
79,000	7.60%, 09/17/2038	57,796
	Iglesia Cristiana La Nueva Jerusalem, Inc. (e)
157,804	6.00%, 11/5/2019	151,997
	Philadelphia Haitian Baptist Church of Orlando, Inc. (c) (d)
26,000	7.70%, 11/28/2012	9,747
33,000	7.70%, 05/28/2013	12,372

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH CAPITAL FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

Shares/Principal Amount			Fair Value

34,000	7.70%, 11/28/2013		$ 12,747
35,000	7.80%, 05/28/2014		13,121
63,000	8.40%, 05/28/2021		23,789
64,000	8.40%, 11/28/2021		24,192
68,000	8.40%, 05/28/2022		25,602
32,000	8.40%, 11/28/2023		12,067
30,000	8.40%, 05/28/2024		11,319
33,000	8.40%, 11/28/2024		12,457
86,000	8.40%, 05/28/2025		32,276
91,000	8.40%, 11/28/2025		34,161
93,000	8.40%, 05/28/2026		34,922
98,000	8.40%, 11/28/2026		36,809
42,000	8.40%, 11/28/2031		15,666
154,000	8.40%, 05/28/2032		57,442
156,000	8.40%, 11/28/2032		58,188
	Truth For Living Ministries, Inc. (c) (d) (e)
308,054	4.00%, 11/15/2022		84,130
Georgia		5.02%
	Bible Baptist Church of Newnan, Inc. (c) (d)
32,000	7.60%, 03/01/2015		4,518
33,000	7.70%, 09/01/2015		4,660
39,000	7.80%, 03/01/2018		5,604
11,000	7.80%, 09/01/2018		1,583
45,000	7.80%, 09/01/2019		6,435
46,000	7.80%, 03/01/2020		6,569
48,000	7.80%, 09/01/2020		6,816
50,000	7.80%, 03/01/2021		7,110
56,000	7.90%, 09/01/2022		7,986
50,000	7.90%, 03/01/2023		7,135
38,000	7.90%, 03/01/2034		5,339
89,000	7.90%, 09/01/2035		12,629
159,000	7.90%, 03/01/2036		22,339
64,000	7.90%, 09/01/2036		9,082
51,000	8.00%, 09/01/2021		7,288
54,000	8.00%, 03/01/2022		7,727
	Victory Baptist Church of Loganville, Inc
67,000	7.90%, 01/15/2030		60,849
69,000	7.90%, 07/15/2030		61,327
72,000	7.90%, 01/15/2031		62,143
74,000	7.90%, 07/15/2031		62,130
78,000	7.90%, 01/15/2032		63,734
81,000	7.90%, 07/15/2032		64,703

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH CAPITAL FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

Shares/Principal Amount			Fair Value

84,000	7.90%, 01/15/2033		$ 65,772
87,000	7.90%, 07/15/2033		67,747
90,000	7.90%, 01/15/2034		69,948
95,000	7.90%, 07/15/2034		73,654
98,000	7.90%, 01/15/2035		75,587
101,000	7.90%, 07/15/2035		77,689
106,000	7.90%, 01/15/2036		81,143
110,000	7.90%, 07/15/2036		83,996
115,000	7.90%, 01/15/2037		87,940
119,000	7.90%, 07/15/2037		90,464
123,000	7.90%, 01/15/2038		93,394
129,000	7.90%, 07/15/2038		97,924
Illinois		1.98%
	First Baptist Church of Melrose Park (c) (d)
35,000	7.80%, 06/12/2019		21,210
37,000	7.80%, 12/12/2019		22,400
37,000	7.80%, 06/12/2020		22,281
40,000	7.80%, 12/12/2020		24,116
41,000	7.80%, 06/12/2021		24,743
42,000	7.80%, 12/12/2021		25,372
45,000	7.80%, 06/12/2022		27,076
50,000	7.90%, 12/12/2023		30,310
51,000	7.90%, 06/12/2024		30,753
54,000	7.90%, 12/12/2024		32,584
56,000	7.90%, 06/12/2025		33,589
43,000	7.90%, 06/12/2030		25,843
86,000	7.90%, 12/12/2030		51,695
24,000	7.90%, 12/12/2033		14,302
112,000	7.90%, 06/12/2034		66,741
117,000	7.90%, 12/12/2034		69,720
45,000	8.00%, 12/12/2022		27,230
48,000	8.00%, 06/12/2023		29,069
Indiana		4.02%
	Madison Park Church of God, Inc. (e )
1,797,697	2.50%, 01/01/2033		1,039,968
	Mizpah, Inc. Ebenezer Missionary Baptist Church (c) (d)
24,000	7.90%, 12/22/2031		9,329
26,000	7.90%, 12/22/2032		10,106
27,000	7.90%, 06/22/2033		10,495
29,000	7.90%, 12/22/2033		11,272
29,000	7.90%, 06/22/2034		11,272
31,000	7.90%, 12/22/2034		12,050

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH CAPITAL FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

Shares/Principal Amount			Fair Value

32,000	7.90%, 06/22/2035		$ 12,438
33,000	7.90%, 12/22/2035		12,827
34,000	7.90%, 06/22/2036		13,216
36,000	7.90%, 12/22/2036		13,993
38,000	7.90%, 06/22/2037		14,771
Louisiana		2.61%
	Living Way Apostolic Church, Inc.
100,000	7.90%, 04/20/2030		90,190
103,000	7.90%, 10/20/2030		90,074
103,000	7.90%, 04/20/2031		87,632
15,000	7.90%, 10/20/2031		12,404
91,000	7.90%, 04/20/2032		73,701
121,000	7.90%, 10/20/2032		95,614
126,000	7.90%, 04/20/2033		98,393
136,000	7.90%, 04/20/2034		105,631
141,000	7.90%, 10/20/2034		108,951
Maryland		0.15%
	Ark of Safety Christian Church, Inc. (c) (d)
47,502	8.00%, 04/15/2029		42,932
Massachusetts		2.53%
	Harvest Ministries of New England, Inc.
76,000	7.30%, 02/20/2028		69,646
83,000	7.30%, 02/20/2029		74,841
85,000	7.30%, 08/20/2029		75,166
89,000	7.30%, 02/20/2030		76,718
95,000	7.30%, 02/20/2031		77,093
99,000	7.30%, 08/20/2031		78,012
63,000	7.30%, 08/20/2032		47,288
95,000	7.30%, 02/20/2033		69,987
114,000	7.30%, 08/20/2033		83,368
118,000	7.30%, 02/20/2034		86,093
Michigan		0.15%
	Living Bread Ministries, Inc. (c) (d)
10,000	7.50%, 02/15/2016		2,490
21,000	7.50%, 08/15/2016		5,240
22,000	7.50%, 02/15/2017		5,537
22,000	7.50%, 08/15/2017		5,564
24,000	7.50%, 02/15/2018		6,079
24,000	7.50%, 08/15/2018		6,086
26,000	7.50%, 02/15/2019		6,573
26,000	7.50%, 08/15/2019		6,555

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH CAPITAL FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

Shares/Principal Amount			Fair Value

North Carolina		0.11%
	Accumulated Resources of Kindred Spirits (c) (d)
60,726	7.75%, 12/01/2009		$ 32,027
Rhode Island		3.00%
	The Cathedral of Life Christian Assembly (c) (d)
10,000	7.50%, 08/15/2016		7,258
11,000	7.50%, 08/15/2017		8,047
23,000	7.50%, 08/15/2020		16,758
23,000	7.50%, 02/15/2021		16,774
25,000	7.50%, 08/15/2021		18,253
25,000	7.50%, 02/15/2022		18,270
35,000	7.60%, 08/15/2026		25,400
37,000	7.60%, 02/15/2027		26,858
39,000	7.60%, 08/15/2027		28,314
40,000	7.60%, 02/15/2028		29,048
41,000	7.60%, 08/15/2028		29,778
43,000	7.60%, 02/15/2029		31,240
45,000	7.60%, 08/15/2029		32,697
46,000	7.60%, 02/15/2030		33,428
48,000	7.60%, 08/15/2030		34,891
50,000	7.60%, 02/15/2031		36,350
52,000	7.60%, 08/15/2031		37,471
53,000	7.60%, 02/15/2032		38,192
58,000	7.60%, 02/15/2033		41,795
60,000	7.60%, 08/15/2033		43,236
62,000	7.60%, 02/15/2034		44,677
65,000	7.60%, 08/15/2034		46,839
67,000	7.60%, 02/15/2035		48,280
70,000	7.60%, 08/15/2035		50,442
62,000	7.60%, 08/15/2036		44,677
58,000	7.60%, 02/15/2037		41,795
7,000	7.60%, 08/15/2037		5,044
26,000	8.00%, 08/15/2022		19,014
28,000	8.00%, 02/15/2023		20,482
Tennessee		4.46%
	Grace Christian Fellowship Church, Inc. (c) (d)
38,000	8.40%, 07/18/2021		$ 28,200
39,000	8.40%, 10/18/2021		28,958
40,000	8.40%, 01/18/2022		29,848
41,000	8.40%, 04/18/2022		30,471
41,000	8.40%, 07/18/2022		30,484
42,000	8.40%, 10/18/2022		31,244

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH CAPITAL FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

Shares/Principal Amount			Fair Value

44,000	8.40%, 01/18/2023		$ 32,740
44,000	8.40%, 04/18/2023		32,758
45,000	8.40%, 07/18/2023		33,512
46,000	8.40%, 10/18/2023		34,275
47,000	8.40%, 01/18/2024		35,029
47,000	8.40%, 04/18/2024		34,846
34,000	8.40%, 07/18/2024		25,211
50,000	8.40%, 10/18/2024		37,085
51,000	8.40%, 01/18/2025		37,832
52,000	8.40%, 04/18/2025		38,350
54,000	8.40%, 10/18/2025		39,830
56,000	8.40%, 01/18/2026		41,306
56,000	8.40%, 04/18/2026		41,317
58,000	8.40%, 10/18/2026		42,798
60,000	8.40%, 01/18/2027		44,274
35,000	8.40%, 10/18/2028		25,848
30,000	8.40%, 01/18/2029		22,155
52,000	8.40%, 04/18/2029		38,407
20,000	8.40%, 07/18/2029		14,772
75,000	8.40%, 10/18/2029		55,410
77,000	8.40%, 01/18/2030		56,880
78,000	8.40%, 04/18/2030		57,634
81,000	8.40%, 07/18/2030		59,843
81,000	8.40%, 10/18/2030		59,859
21,000	8.40%, 04/18/2031		15,391
38,000	8.40%, 07/18/2031		27,846
88,000	8.40%, 10/18/2031		64,495
100,000	8.40%, 04/18/2033		73,290
Texas		0.69%
	Friendship West Baptist Church, Inc.
200,000	7.40%, 06/15/2017		200,000
Washington		1.69%
	Cascade Christian Center of Skagit Valley (e )
580,771	4.50%, 10/20/2020		491,681
Washington, DC		0.62%
	Metropolitan Baptist (c) (d)
77,000	8.20%, 01/12/2015		26,257
80,000	8.30%, 07/12/2015		27,280
98,000	8.40%, 01/12/2018		33,957
45,000	8.40%, 07/12/2018		15,610

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH CAPITAL FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

Shares/Principal Amount			Fair Value

100,000	8.40%, 01/12/2027		$ 33,920
130,000	8.40%, 01/12/2033		44,096

Total Church Mortgage Bonds (Cost $22,399,734)		47.99%	13,997,716

CHURCH MORTGAGE LOANS (b)

California		2.21%
	Mount Olive Missionary Baptist Church of Fresno (d)
887,017	3.50%, 05/31/2014		645,393
Georgia		2.12%
	God First Breakthrough Ministries, Inc. (e)
1,057,320	3.00%, 03/01/2020		616,418
Nevada		1.08%
	Iglesia Christiana Verbo De Dios, Inc. (e)
316,067	0.00%, 01/01/2014		316,067
New Jersey		2.18%
	Igreja Batista Do Calvario
727,339	8.75%, 08/01/2038		635,839
Texas		2.82%
	Pleasant Grove Missionary Baptist Foundation (e)
822,488	7.50%, 08/01/2033		822,488

Total Church Mortgage Loans (Cost $3,810,230)		10.41%	3,036,205

U.S. TREASURY OBLIGATIONS

	U.S. Treasury Bills	16.25%
3,000,000	0.00%, 12/08/2016 (g)		2,991,000
1,750,000	0.00%, 07/21/2016 (g)		1,748,075
	Total U.S. Treasury Bills (Cost $4,736,342)		4,739,075

	U.S. Treasury Notes	6.00%
1,750,000	0.50%, 11/30/2016 (Cost $1,750,000)		1,749,125

Total U.S. Treasury Obligations (Cost $6,486,342)		22.25%	6,488,200

OPEN-END MUTUAL FUND		5.05%

137,868	Vanguard Short-Term Investment Grade Fund 1 (Cost $1,500,000)		1,472,426

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH CAPITAL FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

Shares/Principal Amount			Fair Value

SHORT TERM INVESTMENTS		14.17%

Money Market Funds
4,131,987	Federated Prime Cash Obligations Fund - 0.40% (g) (h) (Cost $4,131,987)		$ 4,131,987

Total Investments - (Cost $38,328,293)		99.87%	29,126,534

ASSETS IN EXCESS OF LIABILITIES		0.13%	38,718

Net Assets		100.00%	$ 29,165,252

(a)  The Issuer has the right to redeem the Bonds on any quarterly anniversary of the issue date, in whole or in part, without premium or penalty. The Issuer does not have the right to extend the terms of the offering.  The Bonds are generally considered to be illiquid due to the limited, if any, secondary market.

(b)  The Mortgagee has the right to prepay the Loans at any time.  The Loans are generally considered to be illiquid due to the limited, if any, secondary market.  The Fund participates in the principal and interest payments from the Mortgagee with the California Baptist Foundation's Church Loan Fund.  See Note 3.

(c)  Represents non-income producing security.

(d)  Security is in default or is delinquent on interest or principal payments.  As a result, further action towards the issuer is being taken by the trustee on behalf of bondholders, in the form of a demand letter, foreclosure, forbearance, liquidation of the underlying collateral or bankruptcy of the issuer.

(e)  The trustee of the issuer has completed restructuring of the bond and/or mortgage.  The restructured terms reduced the interest rate and/or shortened the maturity period.

(f)   Issuer of security, as a part of the restructure of the bond, will receive an annual credit of ten percent (10%) of the principal for each year the Issuer fulfills its obligations under the restructuring agreement with the trustee.  The zero coupon bonds are priced to reflect the portion of principal the Fund believes it will receive.

(g)  Variable rate or zero coupon securities; the coupon rate shown represents the yield as of March 31, 2016.

(h)  Mutual funds are priced at their NAV as of March 31, 2016.

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH CAPITAL FUND

STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 2016 (Unaudited)

Assets:
Investments in Securities, at Fair Value (Cost $38,328,293)	$ 29,126,534
Interest and Dividends Receivable	132,349
Prepaid expenses	5,528
Total Assets	29,264,411

Liabilities:
Accrued Service Fees (Note 4)	10,954
Accrued Advisory Fees (Note 4)	9,337
Accrued Insurance Expense	16,948
Accrued Transfer Agent and Accounting Fees	3,859
Accrued Compliance Fees (Note 4)	5,931
Accrued Administrative Fees (Note 4)	1,867
Other Accrued Expenses	50,263
Total Liabilities	99,159
Net Assets	$ 29,165,252

Net Assets Consist of:
Paid In Capital	$ 44,030,741
Distributions in Excess of Accumulated Undistributed Net Investment Loss	(407,553)
Accumulated Realized Loss on Investments	(5,256,177)
Unrealized Depreciation in Fair Value of Investments	(9,201,759)
Net Assets, for 1,722,075 Shares Outstanding (6,200,000 Shares Authorized)	$ 29,165,252

Net Asset Value per share ($29,165,252/1,722,075 shares)	$ 16.94

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH CAPITAL FUND

STATEMENT OF OPERATIONS

For the six months ended MARCH 31, 2016 (Unaudited)

Investment Income:
Interest	$ 373,135
Dividends	15,808
Total Investment Income	388,943

Expenses:
Advisory Fees (Note 4)	55,167
Audit Fees	41,274
Service Fees (Note 4)	36,778
Transfer Agent and Accounting Fees (Note 4)	23,386
Compliance Fees (Note 4)	15,861
Miscellaneous Fees	15,314
Insurance Expense	12,000
Administrative Fees (Note 4)	11,033
Registration Fees	9,166
Printing and Mailing Fees	7,671
Custody Fees	4,419
Trustees' Retainer and Meeting Expenses	3,486
Legal Fees	5,259
Total Expenses	240,814
Voluntary Expense Waiver from the Distributor (Note 4)	(14,711)
Net Expenses	226,103

Net Investment Income	162,840

Realized and Unrealized Gain/(Loss) on Investments:
Realized Loss on Investments	(1,938,638)
Net Change in Unrealized Appreciation on Investments	2,017,710
Realized and Unrealized Gain/(Loss) on Investments	79,072

Net Increase in Net Assets Resulting from Operations	$ 241,912

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH CAPITAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended	Year Ended
	March 31,	September 30,
	2016	2015
	(Unaudited)
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 162,840	$ 979,577
Net Realized Loss on Investments	(1,938,638)	(1,270,389)
Change in Unrealized Appreciation/(Depreciation) on Investments	2,017,710	(66,783)
Net Increase/(Decrease) in Net Assets Resulting from Operations	241,912	(357,595)

Distributions to Shareholders:
Net Investment Income	(187,516)	(996,404)
Total Dividends and Distributions Paid to Shareholders	(187,516)	(996,404)

Capital Share Transactions:
Shares Issued on Reinvestment of Dividends	63,714	220,621
Cost of Shares Repurchased	-	(1,562,592)
Net Increase/(Decrease) from Shareholder Activity	63,714	(1,341,971)

Net Assets:
Net Increase/(Decrease) in Net Assets	118,110	(2,695,970)
Beginning of Period	29,047,142	31,743,112
End of Period (Including Distributions in Excess of Accumulated
Undistributed Net Investment Loss of ($407,553) and ($387,877), respectively)	$29,165,252	$29,047,142

Share Transactions:
Shares Sold	-	-
Shares Issued on Reinvestment of Dividends	2,310	12,603
Shares Repurchased	-	(90,428)
Net Increase/(Decrease) in Shares	2,310	(77,825)
Outstanding at Beginning of Period	1,719,765	1,797,590
Outstanding at End of Period	1,722,075	1,719,765

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH CAPITAL FUND

STATEMENT OF CASH FLOWS

        For the six months ended MARCH 31, 2016 (Unaudited)

Cash flows from operating activities:
Net increase in net assets resulting from operations	$ 241,912
Adjustments to reconcile net decrease in net assets from
operations to net cash provided by operating activities:
Proceeds from disposition of long-term investment securities	5,643,186
Purchase of long-term investment securities	(3,417,770)
Purchase of short-term investments, net	(2,400,625)
Decrease in prepaid expenses	-
Decrease in interest and dividends receivable	48,988
Increase in accrued expenses	49,919
Decrease in unrealized depreciation on investments	(2,017,710)
Realized loss from investments	1,938,638
Net cash provided by operating activities	$ 86,538

Cash flows provided by/(used for) financing activities:
Distributions paid in cash	$ (123,802)

Net cash provided by (used for) financing activities	(123,802)

Net increase/(decrease) in cash	$ (37,264)

Cash (excluding short-term investments):
Beginning balance	37,264
Ending balance	$ -

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends of $38,888.

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH CAPITAL FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	Six Months
	ended
	March 31,	Year ended September 30,
	2016	2015	2014	2013	2012	2011
	(Unaudited)

Net Asset Value, at Beginning of Period (a)	$ 16.89	$ 17.66	$17.55	$ 16.81	$ 20.94	$ 22.02

Income From Investment Operations:
Net Investment Income (b)	0.09	0.54	0.84	0.17	0.45	0.86
Net Gain/(Loss) on Securities (Realized and Unrealized)	0.07	(0.75)	0.12	0.86	(4.12)	(1.00)
Total from Investment Operations	0.16	(0.21)	0.96	1.03	(3.67)	(0.14)

Distributions:
Net Investment Income	(0.11)	(0.56)	(0.85)	(0.29)	(0.46)	(0.94)
Return of capital	-	-	-	-	-	-
Total from Distributions	(0.11)	(0.56)	(0.85)	(0.29)	(0.46)	(0.94)

Net Asset Value, at End of Period (a)	$ 16.94	$ 16.89	$17.66	$ 17.55	$ 16.81	$ 20.94

Market Value (c)	$ -	$ -	$ -	$ -	$ -	$ -

Total Return (d)	0.94%	(1.28)%	5.60%	6.15%	(17.85)%	(0.68)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 29,165	$29,047	$31,743	$32,807	$ 32,928	$ 45,214
Before Reimbursements, Waivers and Recoupments
Ratio of Expenses to Average Net Assets	1.64% (e )	1.56%	2.23%	5.41%	2.10%	1.92%
Ratio of Net Investment Income to Average Net Assets	1.01% (e )	3.01%	4.64%	0.86%	2.22%	3.88%
After Reimbursements, Waivers and Recoupments
Ratio of Expenses to Average Net Assets	1.54% (e )	1.46%	2.13%	5.31%	2.00%	1.82%
Ratio of Net Investment Income to Average Net Assets	1.11% (e )	3.11%	4.74%	0.96%	2.32%	3.98%
Portfolio Turnover	0.00%	28.78% (f)	3.60%	11.91%	0.00%	0.00%
Average Short-term Borrowing Outstanding	$ 0	$ 0	$ 0	$210,411	$ 752,877	$1,163,836
Weighted Average Fund Shares Outstanding (Thousands)	1,721	1,800	1,875	1,960	2,056	2,144
Average Short-term Borrowing Outstanding Per Share	N/A	N/A	N/A	$ 0.11	$ 0.37	$ 0.54
Asset Coverage	N/A	N/A	N/A	N/A	2844%	3868%

(a) Price does not include sales charge.

(b) Amount calculated based on average shares outstanding throughout the year/period.

(c) There is no established secondary market for the Fund's shares.

(d) Total return is computed assuming shares are purchased and redeemed at the Fund's net asset value and excludes the effect of sales charges and repurchase fees.  Dividends are assumed to be reinvested at the Fund's net asset value.  Pursuant to a waiver by the Fund's distributor, from December 7, 2006 through January 28, 2009, no sales charge is applicable to sales of Fund shares.  A maximum sales charge of up to 1.50%, unless waived or reduced, was applicable to sales of Fund shares beginning January 29, 2009.  Effective August 1, 2010, the maximum sales charge of up to 3.25%, unless waived or reduced, was applicable to sales of Fund shares.

(e )  Annualized

(f) Portfolio turnover figure includes the restructures of long-term investment securities.

N/A  Not applicable

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2016 (Unaudited)

(1)

ORGANIZATION

The Capstone Church Capital Fund (the "Fund") is a non-diversified closed-end management investment company. The Fund was organized as a Delaware statutory trust in October 2004, and is registered with the Securities and Exchange Commission (“SEC”).  The Fund’s principal business has been managing its assets which were invested primarily in mortgage bonds and mortgage loan obligations issued by churches and other Christian non-profit organizations that have a stated Christian mission (“Borrowers”).  Due to pressures stemming from the financial crisis that began in 2008, the Fund has found it increasingly advisable to cease purchases of new church mortgage bonds and church mortgage loans (“Church Securities”) and to reduce its holdings of these securities when opportunities were found to sell at prices deemed advantageous to the Fund and its shareholders.  Concurrently, because these extraordinary market conditions have continued to have a negative effect on the value of the Fund’s holdings of Church Securities, the percentage of the Fund’s holdings of Church Securities has been decreasing while the Fund’s holdings of cash and liquid securities have been increasing, both as a result of the Fund’s sales of Church Securities and from a conscious effort by the Fund’s management to assure that the Fund will have sufficient liquid assets available for expenses, to make required distributions of dividends and capital gains and to honor its legal obligation to make an annual repurchase offer.  Thus, as of March 31, 2016, investments in cash and other liquid securities, which may reduce the Fund’s overall portfolio maturity and the Fund’s yield, constituted 42% of the Fund’s portfolio.  At its meeting on May 11, the Board of the Trustees of the Fund authorized a special distribution to shareholders which will lower the amount and percentage of cash and other liquid securities held by the Fund.

(2)

INVESTMENT OBJECTIVE

The Fund’s investment objective is to provide a high level of current income.

(3)

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.  Actual results could differ from those estimates.  The following summarizes the significant accounting policies of the Fund.

Security Valuation

The Fund’s investments in church mortgage bonds and church mortgage loans are generally considered to be illiquid due to the limited, if any, secondary market for these bonds. In the absence of such secondary market, the Fund values investments in church bonds and mortgages on the basis of readily available market quotations, if available. Lacking such quotations, the Fund values such bonds and mortgages using a pricing service when such prices are believed to reflect fair value. Church bonds and mortgages

CAPSTONE CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2016 (Unaudited)

with no readily available market quotations or pricing service valuations are fair valued using policies approved by and under the general oversight of the Board of Trustees.

In determining fair value, all relevant qualitative and quantitative factors available are considered.  These factors are subject to change over time and are reviewed periodically.  Capstone Asset Management Company’s (“CAMCO” or “Adviser”) fair valuation process is reviewed and refined by the Adviser’s internal Valuation Committee no less than monthly and is subject to quarterly review and approval from the Fund’s Board of Trustees.

For performing Level 3 bonds and mortgages for which there is an available valuation published by an independent pricing service, the inputs are developed using various valuation methodologies such as matrix pricing, broker quotations and market transactions.  Inputs may include price information, specific and broad credit data, corporate yield curves, yields of new issue church bonds, information related to principal and interest payments, as well as other factors.  Certain inputs used by the pricing service are not observable and may be considered proprietary.

When a price from an independent pricing service is unavailable, the Adviser’s internal Valuation Committee will use the Market or Income Approach, whichever is appropriate.

Fair value may be determined using a matrix formula (Market Approach) that derives a price based on relevant factors, including principal amount, interest rate, term, credit quality and spreads determined under a church bond benchmark yield curve.  The Adviser constructs and maintains a benchmark yield curve based on new issue church bonds and mortgages meeting the Fund’s investment requirements.  The Adviser obtains credit research and analysis from various industry sources, including an underwriter of church bonds and mortgages.  The Market Approach is sensitive to changes in the yield of new church bond and mortgage issues and the discount rate applied to the matrix.  A reduced yield causes the price to increase.  An increased discount rate causes the price to decrease.

When the bond or mortgage issue becomes delinquent on sinking fund or mortgage payments or when significant principal or balloon payments are due within the next 3 years, it is the judgment of the Adviser that the credit quality of the issuer may be impacted.  Pursuant to fair value procedures adopted by the Fund’s Board of Trustees, the Adviser, under these circumstances, may determine an adjustment to the matrix price.   The relevant inputs that the Adviser may consider in establishing the fair value include, but would not be limited to:

-

the general conditions in the church bond market and the overall financial market

-

the transaction price of any recent sales or purchases of the security

-

the transaction price, maturity and yield-to-maturity of any other fixed income security of the issuer

-

the estimated value of the underlying collateral

CAPSTONE CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2016 (Unaudited)

-

the issuer’s payment history, including the consideration of default on interest payments and/or delinquency of sinking fund payments and/or balloon payments; as well as conditions for accrual of interest and consideration of the collectability of accrued interest

In addition, the fair value procedures have specific provisions for treatment of defaulted bonds and mortgages.  When it becomes more than a remote possibility that foreclosure proceedings are probable, the Adviser will take an Income Approach to the valuation of the securities.  The relevant inputs that the Adviser may consider in using the Income Approach to determine a fair value include, but would not be limited to:

-

any current independent appraisal values of the property securing the bonds and mortgages

-

any current listing price or related data

-

index adjusted appraisal values based on published real estate sources

-

estimated costs associated with the disposition of the property

-

risk adjusted discount rate

-

estimated time to sell in years

-

probability of foreclosure

The Income Approach is sensitive to changes in property value, costs associated with the disposition of property, discount rates, estimated time to sell and the probability of foreclosure.  An increase in a property value causes the fair value to increase, conversely a decrease in an appraisal value causes fair value to decrease.  Such movements in the property value would be deemed to have the most significant impact on fair value under the Income Approach.  An increase in costs associated with disposition of property, discount rates, estimated time to sell and the probability of foreclosure cause the fair value to decrease.  An increase in time to sell causes an increase in the discount rate and the costs associated with the disposition of the property.  A decrease to the aforementioned types of changes cause the fair value to increase.

The Adviser may also incorporate a probability analysis into its valuation approach for certain defaulted bonds and mortgages, whereby the value of the bond or mortgage is derived from a weighted assessment by the Adviser of the potential options for the resolution of the issuer's debt (restructuring, foreclosure, payoff at par, etc.), and the Adviser's consideration of the likelihood of each outcome.

Additionally, the Fund’s investments in church mortgage loans represent participations in the principal and interest payments from the Mortgagee with the California Baptist Foundation’s Church Loan Fund (“Loan Fund”).The trustee of the investments held by the Loan Fund (including the participations in church mortgage loans with the Fund) is actively seeking to liquidate and/or restructure all of the Loan Fund’s investments.  In determining the fair value of the church mortgage loans, the Adviser also considers the potential results of the trustee’s actions, including restructuring, refinance, and acceleration of payments or other liquidation of property collateralizing the church mortgage loans.  For mortgages that have been restructured, the Adviser is currently

CAPSTONE CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2016 (Unaudited)

valuing such mortgages under the Income Approach until additional information is available as to the church's ability to perform under the revised terms.

Because of the inherent uncertainty of valuations determined by utilizing the above procedures, the estimated fair values may differ significantly from the values that another party might estimate or that would have been used had a ready market for the investments existed.  The differences could be material. The estimated fair values may also be influenced by various market trends and can fluctuate significantly.  As a result, it is reasonably possible that management’s estimate of fair value may have significant changes in the near term.

U.S. Treasury Obligations held in the Fund’s portfolio may be valued on the basis of prices furnished by one or more pricing services that determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders.  In certain circumstances, portfolio securities will be valued at the last sale price on the exchange that is the primary market for the securities, or the mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day.  Short-term obligations held by the Fund that mature in 60 days or less are valued at the amortized cost if their original term to maturity when acquired by the Fund was 60 days or less, or are valued at amortized cost using their value on the 61st day prior to maturity if their original term to maturity when acquired by the Fund was more that 60 days, unless in each case this is determined not to represent fair value.  Repurchase agreements will be valued at cost plus accrued interest. Securities for which there exist no price quotations or valuations and all other assets are valued at fair value as determined in good faith by or on behalf of the Trustees. The Level 1 investments in open-end mutual funds and money market funds are generally priced at the respective open-end mutual fund's or money market fund's ending Net Asset Value (“NAV”).

In determining fair value, the Fund uses various valuation approaches.  GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.  Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund.  Unobservable inputs reflect the Fund’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1- Quoted prices in active markets for identical assets or liabilities and NAVs for open-end mutual funds and money market funds.

Level 2- Other significant observable inputs, including, but not limited to, quoted prices in markets that are not active, quoted prices for similar securities, interest rates, prepayment speeds and credit risks.

CAPSTONE CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2016 (Unaudited)

Level 3- Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Pursuant to these valuation policies, U.S. Treasury debt securities may be categorized as Level 1, and church mortgage bonds and church mortgage loans are generally categorized as Level 3. For Level 3 securities the Fund uses a pricing service (a) only for those securities that are performing; (b) only when such pricing service prices are believed to reflect fair value of the securities.

The following table presents information about the Fund’s assets measured at fair value as of March 31, 2016:

Assets	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of March 31, 2016
Church Mortgage Bonds	$ -	$ -	$ 13,997,716	$ 13,997,716
Church Mortgage Loans	-	-	3,036,205	3,036,205
Open-End Mutual Fund	1,472,426	-	-	1,472,426
U.S. Government Obligations	6,488,200	-	-	6,488,200
Short Term Investments	4,131,987	-	-	4,131,987
	$ 12,092,613	$ -	$ 17,033,921	$ 29,126,534

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period. There were no transfers between levels during the six months ended March 31, 2016.

See the Schedule of Investments for state classification of church mortgage bonds and loans.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Church Mortgage Bonds	Church Mortgage Loans	Total
Balance as of 10/1/2015	17,221,049	3,103,652	20,324,701
Accrued Accretion/(Amortization)	20,185	-	20,185
Unrealized Appreciation/(Depreciation)	2,026,897	(10,771)	2,016,126
Realized Gain/(Loss)	(1,938,914)	-	(1,938,914)
Gross Sales and Paydowns	(3,331,501)	(56,676)	(3,388,177)
Gross Restructures	-	-	-
Transfers In/(Out) of Level 3	-	-	-
Balance as of 3/31/2016	13,997,716	3,036,205	17,033,921

CAPSTONE CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2016 (Unaudited)

The total change in unrealized appreciation/(depreciation) for the six months ended March 31, 2016 included in the Statement of Operations attributable to Level 3 investments still held at March 31, 2016, includes:

Change in Unrealized
Appreciation/(Depreciation)
Church Mortgage Bonds	$ 2,026,897
Church Mortgage Loans	(10,771)
Total	$ 2,016,126

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser's internal Valuation Committee in accordance with procedures adopted by the Board for Level 3 Fair Value Measurements for investments held at March 31, 2016:

Type of Assets	Fair Value at March 31, 2016	Valuation Techniques	Significant Unobservable Input(s)	Range

Church Mortgage Bonds and Loans	$ 12,194,782	Income Approach	Disposition costs	12% - 21%
			Discount rate	3.2% - 4.4%
			Time to sell	0 - 3 years

Church Mortgage Bonds and Loans	$1,127,520	Market Approach	New issue bond yield	5.6% - 7.6%
			Discount	50 basis points
$ 13,322,302

Church Mortgage Bonds	$ 3,711,619	Vendor Pricing
Total	$ 17,033,921

Security Transactions and Investment Income

For financial reporting purposes, portfolio security transactions are recorded on the trade date.  Net realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.  Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis.  Debt obligations are placed in a non-accrual status and related interest income reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful as identified by the Adviser as part of the valuation process. Debt obligations that have been restructured or have been previously placed on a non-accrual status will reinstate interest accruals, once the Fund has received two consecutive payments on time and have no indication from the trustee that the restructured debt obligor is delinquent. The treatment of such accruals and receivables may be different for federal income tax purposes.

CAPSTONE CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2016 (Unaudited)

Purchases (including restructures) and sales of investment securities (excluding short-term investments, U.S. government and U.S. government agency securities) aggregated $0 and $3,794,697, respectively, for the six months ended March 31, 2016. Purchases and sales of U.S. government and U.S. government agency securities aggregated $2,983,325 and $1,848,489, respectively, for the six months ended March 31, 2016.

Dividends and Distributions

Effective October 1, 2010, dividends are declared and paid quarterly.  Distributions from net realized capital gains, if any, will be declared and distributed at least annually.

Income dividends and capital gains distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses by the Fund.  These book and tax accounting differences primarily relate to the tax recognition of interest income which is different from book interest income.  This differential between book and tax results in a required increase in distributions from net investment income.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

Federal Income Taxes

The Fund intends to qualify as a regulated investment company under Sub-chapter M of the Internal Revenue Code and accordingly will generally not be subject to federal and state income taxes or federal excise taxes to the extent that the Fund intends to make sufficient distributions of net investment income and net realized capital gains.  For the six months ended March 31, 2016, the Fund qualified under these provisions and accordingly, no provision for federal income tax has been made.

As of and during the six months ended March 31, 2016, the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Fund’s Statement of Operations.  During the six months ended March 31, 2016, the Fund did not incur any interest or penalties.  The Fund is subject to examination by U.S. federal tax authorities for tax years ending September 30, 2011 and after.  For all open tax years, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Further, management of the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of any unrecognized tax benefits will significantly change over the next fiscal year.

(4)

INVESTMENT ADVISORY FEE AND OTHER AGREEMENTS

CAMCO, a wholly-owned subsidiary of Capstone Financial Services, Inc. (“CFS”), serves as investment adviser to the Fund under an advisory agreement.  CAMCO provides investment advisory and administrative services to other investment companies, pension and profit-sharing accounts, corporations and individuals.  Subject to the authority of the Board of Trustees, the Adviser provides the Fund with continuous

CAPSTONE CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2016 (Unaudited)

investment advisory services in accordance with an investment advisory agreement (the "Advisory Agreement") between the Adviser and the Fund.  As compensation for its services as investment adviser, the Fund pays CAMCO, on a monthly basis, an investment advisory fee.  Under the Advisory Agreement, the investment advisory fees are calculated daily at the annual rate of 0.375% on the first $500 million of the Fund’s average daily net assets.  The rate declines to 0.325% on the next $500 million, and to 0.250% on average daily net assets in excess of $1 billion.  For the six months ended March 31, 2016, the Fund incurred advisory fees of $55,167.

CFS Consulting Services, LLC (“CCS”), an affiliate of CAMCO and a wholly owned subsidiary of CFS, serves as administrator for the Fund under an agreement that took effect January 12, 2012.  For its services as administrator, CCS receives a monthly fee from the Fund calculated at the annual rate of 0.075% on the first $500 million of the Fund's average daily net assets.  The rate declines to 0.06% on the next $500 million and to 0.05% on average daily net assets in excess of $1.0 billion.  For the six months ended March 31, 2016, the Fund incurred total administrative fees of $11,033.

Under a Compliance Services Agreement, effective April 1, 2014, the Fund pays CCS a monthly fee at the annual rate of 0.025% of the first $500 million of the Fund’s average daily net assets for compliance services for the Fund and the Board. The rate declines to 0.020% of the next $500 million, and to 0.015% of average daily net assets over $1 billion.  Under a separate CCO agreement effective April 1, 2014, CCO compensation has been paid monthly at an annual rate of $21,000.  For the six month ended March 31, 2016, the Fund incurred compliance service and CCO fees of $15,861.

Capstone Asset Planning Company (“CAPCO” or “ Distributor”), an affiliate of CAMCO and a wholly-owned subsidiary of CFS, acts as the principal underwriter of the Fund’s shares pursuant to a written agreement with the Fund ("Distribution Agreement").  The Distributor has the exclusive right to distribute shares of the Fund through unaffiliated dealers.  The Distributor's obligation is an agency or "best efforts" arrangement under which the Distributor is required to take and pay for only such Fund shares as may be sold to the public.  The Distributor is not obligated to sell any stated number of shares. During the six months ended March 31, 2016, the Distributor did not receive sales charges.  Effective January 24, 2013, the Fund was closed to new share sales.  A maximum sales charge of 1.50% was applicable to the sale of Fund shares from January 29, 2009 through July 31, 2010.  From August 1, 2010 through January 24, 2013, a maximum sales charge of 3.25% was applicable to the sale of Fund shares.  Sales charges were waived for qualified fee-based financial advisors and non-profit organizations that have a stated Christian mission and that invested at least $50,000 in the Fund.

The Fund has adopted a Service Plan (the "Plan") which permits the Fund to compensate the Distributor for services and expenses incurred in connection with providing services to the Fund’s shareholders.  These services include, but are not limited to, the payment of compensation to securities dealers (which may include the Distributor itself) and other financial institutions and organizations (collectively, "Service Organizations") to obtain various shareholder services for the Fund.  These services include, among other things,

CAPSTONE CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2016 (Unaudited)

payments to employees or agents of the Distributor who assist in or support the provision of shareholder services, processing new shareholder account applications, preparing and transmitting to the Fund’s Transfer Agent information on transactions by customers and serving as the primary source of information to customers in answering questions concerning the Fund and their transactions with the Fund.  The Plan provides that payments will be made to the Distributor at an annual rate of 0.25% of the average daily net assets of the Fund.  Out of its compensation and subject to applicable regulatory requirements, the Distributor may make reallowances to Service Organizations, the amount of such reallowances to be based on the average daily net asset value of shares of the Fund held by shareholders for whom the Service Organization provides services.  Any remaining amounts not so allocated will be retained by the Distributor. During the six months ended March 31, 2016, fees accrued under the Plan were $36,778 of which $14,711 was voluntarily waived by the Distributor.

Certain officers and one Trustee of the Fund are also officers of CFS, CAMCO, CAPCO and CCS.

Mutual Shareholder Services, LLC (“MSS”) serves as the Fund’s transfer agent and fund accountant.  Under the terms of the Shareholder Servicing Agreement, MSS will be paid annual per account fees.  Under the terms of the Accounting Agreement, MSS is entitled to a monthly fee calculated at the annual rate of $46,000 on average net assets up to $50 million in addition to fees related to transfer agency services and certain other out of pocket expenses.  For the six months ended March 31, 2016, the Fund incurred transfer agent and accounting fees and expenses of $23,386.

(5)

REPURCHASE OFFERS

Pursuant to the Fund’s fundamental policy (Note 1), the Board of Trustees authorized the Fund to offer to repurchase 5% of its outstanding shares on August 31, 2015.  In accordance with SEC guidelines, the Fund’s Board of Trustees can authorize an additional 2% of the shares outstanding if tendered shares exceed the offered amount. During the year ended September 30, 2015, the Fund repurchased shares as follows:

Repurchase request deadline	8/31/2015
Repurchase pricing date	9/8/2015
Shares repurchased	90,427.763
Percentage of Fund shares outstanding	5.00%

The Fund will, under normal circumstances, price such shares that are repurchased in connection with a repurchase offer at the Fund’s net asset value (“NAV”) determined after the close of business not more than 14 calendar days following the Repurchase Request Deadline (or on the next business day if the fourteenth day is not a business day).  Applicable regulations provide that a repurchase offer may be suspended only under limited specified circumstances.

CAPSTONE CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2016 (Unaudited)

(6)

FEDERAL INCOME TAXES

As of September 30, 2015, the cost of investments, gross unrealized appreciation and depreciation of investment securities and components of distributable earnings on a tax basis were as follows:

Cost of Investments	$ 40,503,491
Gross unrealized appreciation	$ 7,410
Gross unrealized depreciation	(11,638,648)
Net unrealized depreciation	(11,631,238)
Undistributed ordinary income	35,559
Accumulated other	(1,570,661)
Undistributed realized long term capital gain/(loss)	(1,753,545)
Total distributable earnings	$(14,919,885)

As of September 30, 2015, the difference between total distributable earnings on a book basis and tax basis is due primarily to timing differences in recognizing certain organizational expenses related to the commencement of operations. The difference between the cost of investments on a book basis and tax basis is due primarily to the differing treatment for the recognition of interest income, and post-October loss deferral of $1,563,994.

As of September 30, 2015, the Fund had a capital loss carryforward totaling $1,753,545.  Of that amount $1,899 expires on September 30, 2016, and $1,240 expires on September 30, 2019, and both are treated as short-term capital losses.  The remaining $1,750,406 has no expiration and is treated as long-term capital losses.

The tax character of distributions paid for six months ended March 31, 2016 was as follows:

Ordinary income	$ 187,516

The tax character of distributions paid for year ended September 30, 2015 was as follows:

Ordinary income	$ 996,404

(7)

SIGNIFICANT RISKS

Concentration Risk. Because the Fund’s portfolio includes significant amounts of church-related obligations that are collateralized by interests in real property, it can be adversely affected by negative developments impacting church-related institutions, as well as by negative developments impacting real property generally. Such developments could include changes in tax or zoning laws, changes in government policies toward church-related institutions, and interest rate and other general economic changes, as well as changes affecting particular neighborhoods.

CAPSTONE CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2016 (Unaudited)

Church Mortgage Bonds and Loans. There is less readily available, reliable information about most church mortgage bonds and church mortgage loans than is the case for many other types of securities. In addition, there is no nationally recognized independent rating organization that evaluates or provides ratings for church mortgage bonds or church mortgage loans or for borrowers.

Illiquidity. Church mortgage bonds and church mortgage loans are not listed on any national securities exchange or automated quotation system and no active trading market exists for these instruments. As a result, church mortgage bonds and church mortgage loans are generally illiquid, meaning that the Fund may not be able to sell them quickly at a fair price. The risks of illiquidity are particularly important when the Fund's operations require cash, and may in certain circumstances require that the Fund borrow to meet short-term cash requirements. The market for illiquid securities is more volatile than the market for liquid securities. To the extent that a secondary market does exist for church mortgage bonds and church mortgage loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. The Fund has no limitation on the amount of its assets that may be invested in securities that are not readily marketable or that are subject to restrictions on resale. The fact that a substantial portion of the Fund's assets are invested in church mortgage bonds and church mortgage loans may restrict the ability of the Fund to dispose of its investments in a timely fashion and at a fair price, and sales of these investments could result in capital losses to the Fund and a decline in the value of shares. An economic downturn, adverse developments affecting real estate or churches, or a substantial increase or decrease in interest rates will adversely affect the value of the Fund's portfolio instruments, and thus of its shares, and will further limit the ability of the Fund to dispose of portfolio securities.  The economic downturn and adverse developments affecting real estate in recent years have had such negative effects on the Fund.  Illiquid securities are also difficult to value, meaning that the Fund's calculated net asset value may not accurately reflect the value that could be obtained for its assets upon sale. See Note 9.

Risk of Subordination. Church mortgage bonds and church mortgage loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate these instruments to presently existing or future indebtedness of the borrower or take other action detrimental to holders of the bonds or loans. Such court action could under certain circumstances include invalidation of bonds or loans.

Borrower Credit Risk. Church mortgage bonds and church mortgage loans, like most other debt obligations, are subject to the risk of default. Default in the payment of interest or principal on a church mortgage bond or church mortgage loan results in a reduction in income to the Fund, a reduction in the value of the church mortgage bond or church mortgage loan and a decrease in the Fund's net asset value per share. The risk of default increases in the event of an economic downturn, adverse developments affecting real estate or churches, or a substantial increase in interest rates. The economic downturn and adverse developments affecting real estate in recent years have had such negative effects on the Fund

CAPSTONE CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2016 (Unaudited)

In the event of bankruptcy of a particular issuer, the trustee with respect to a particular obligation may have discretion as to whether to liquidate the underlying collateral unless otherwise requested by the holders of a specified percentage of the outstanding unpaid principal amount of the obligation. There is no assurance that the trustee will decide to liquidate, or that the Fund will, alone, satisfy any applicable percentage test to require liquidation. There is also no assurance that the court will give the trustee the full benefit of its senior positions. In the event the trustee decides, or is required, to liquidate the collateral for a church mortgage bond or church mortgage loan, there is no assurance that a buyer will be found or that the sale of the collateral would raise enough cash to satisfy the borrower's payment obligation. If the terms of a church mortgage bond or church mortgage loan do not require the borrower to pledge additional collateral in the event of a decline in the value of the original collateral, the Fund will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the borrower's obligations under the church mortgage bond or church mortgage loan.

General Credit Risk. The Fund’s investments in church mortgage bonds and church mortgage loans and other securities may have speculative characteristics and changes in economic conditions or other circumstances may lead, and in recent years have led, to a weakened capacity to make principal and interest payments relative to obligations deemed of higher quality.

Interest Rate and Maturity Risk. When interest rates fall, the values of already issued fixed income securities generally increase.  When interest rates rise, the values of already issued fixed income securities generally decline. The Fund has stopped purchasing church bonds and mortgages in the Fund at this time. Therefore the stated maturity of the performing securities continues to decline over time.  It is impossible to speculate when any non-performing securities may mature or have a partial prepayment. When securities have a prepayment, are refinanced or mature, the Fund reinvests the money in liquid, public corporate bonds, and in other funds that invest in such bonds and money market instruments which typically earn lower rates of interest than church bonds or mortgages. Investors should be aware that the longer the maturity of a fixed rate instrument, the greater the risk. Risks include a greater risk of borrower or issuer default and greater risk that interest rates will rise, which will negatively impact the value of the Fund's portfolio investments and the Fund's shares. Due to the illiquidity of the church mortgage bond and church mortgage loan markets, the Fund may be limited in its ability to turn over its investments to obtain instruments with more attractive rates of return.

Non-Diversified Status. The Fund has registered as a "non-diversified" investment company. This means that it may invest more than 5% of the value of its assets in the obligations of any single issuer, including obligations of a single borrower and thus is likely to have more of its assets invested in fewer issuers than if it were operated as a diversified investment company. The Fund does intend, however, to satisfy tax diversification requirements necessary to enable it to be taxed as a regulated investment company.

CAPSTONE CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2016 (Unaudited)

Cash Investment Risk. Under normal market conditions, the Fund may invest up to 20% of its net assets, plus the amount of any borrowings for investment purposes, in high-quality short-term debt securities, including money market funds, and open-end bond investment companies, and may invest up to 100% of its assets in such instruments for temporary defensive purposes.  Because of adverse market conditions in the Church Securities market and gradual liquidation of its Church Securities holdings, as noted earlier, the Fund has been invested more heavily in such non-Church Securities instruments in recent years. Under applicable regulatory requirements, the Fund also, for specified periods, is required to maintain liquid assets sufficient to satisfy its repurchase offers. (See Note (5) “Repurchase Offers,” above.)  The Fund also needs cash to cover expenses and to pay out dividend income and capital gains, in accordance with applicable law. Such liquid investments are likely to include such short-term debt securities. These instruments are normally lower yielding than the Fund's Church Securities investments and may reduce the Fund's yield and overall portfolio maturity.  Additionally, if the Fund’s cash flow from payments on Fund portfolio securities is insufficient to replenish its cash reserves to the extent required by applicable regulations to satisfy its repurchase obligations, it will be forced to borrow funds or seek regulatory or other solutions that may increase Fund expenses.  See also, "Investment in Other Investment Companies".

Real Estate Risk. Because the Fund’s Church Securities are backed by real estate, these investments are vulnerable to factors that affect the particular real estate and the local and national real estate markets.  These factors include changes in local or national economic or employment conditions, which factors have negatively affected the value of the Fund’s Church Securities since 2009.  Other factors affecting the value of real estate investments include, but are not limited to, changes in interest rates or in zoning or tax laws, overbuilding, environmental problems, maintenance problems, operating costs and population changes.  Such factors affect not only the value of the collateral backing the Borrowers’ obligations, but also the ability of Borrowers to raise cash to meet these obligations by selling real estate.  Property tax liens would also affect the availability of cash to pay other creditors in the event of a sale of the real estate, through foreclosure or otherwise.  Furthermore, in the case of Church Securities, the property backing the securities may have limited suitability for other purposes.

Prepayment Risk. The maximum maturity of the performing securities in the Church Capital Fund is 24 years. It is impossible to speculate when any nonperforming securities may mature or have a partial prepayment.   In the event of prepayment, which can come from refinancing, a call or early payment of principal, in a lower or falling interest rate environment, the Fund would be required to reinvest the prepayment proceed in lower-yielding obligations.

Valuation Risk. Because of the inherent uncertainty of valuations of Church Securities determined by utilizing the Fund’s procedures, the estimated fair values may differ significantly from the values that another party might estimate or that would have been used had a ready market for the investments existed.  The differences could be material.

CAPSTONE CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2016 (Unaudited)

Discount Risk. There is no active trading market for Fund Shares. Therefore, a shareholder who wishes to sell his or her Shares and does not wish to participate in, or wait for, an annual repurchase offer or any discretionary repurchase offer or is not successful in having those Shares repurchased in an annual repurchase offer or in a discretionary repurchase offer, if any, will have difficulty selling the Shares in the secondary market and there is a significant risk that any such sale would be at a significant discount from the net asset value of the Shares.

Investment in Other Investment Companies. The Fund may invest in shares of other investment companies ("funds"). The Fund bears a proportional share of the expenses of such other funds, which are in addition to those of the Fund. For example, the Fund will bear a portion of such other funds' investment advisory fees, although the fees paid by the Fund to the Adviser will not be proportionally reduced.

(8)

CONTINGENCIES AND COMMITMENTS

Under the Fund’s organizational documents its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  Additionally, in the normal course of business, the Fund enters into contracts that contain various representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims against the Fund and is presently unknown.  However, the Fund considers the risk of loss from such potential claims to be remote.

(9)      OTHER MATTERS

As disclosed in the preceding footnotes, the Fund has certain obligations in the upcoming year, including the repurchase of shares from Fund shareholders in accordance with the Fund’s annual repurchase offer, requiring specific timely payments.  These obligations, along with the cash flow required to continue operation of the Fund, require the Fund to be able to timely liquidate certain holdings, or enter into borrowings, in order to meet these obligations. Management of the Fund believes that at this time the Fund has sufficient liquidity, without borrowing, to satisfy its obligations for at least the next 24 months.

CAPSTONE CHURCH CAPITAL FUND

ADDITIONAL INFORMATION

MARCH 31, 2016 (Unaudited)

PROXY VOTING GUIDELINES

Because the securities in which the Fund invests do not have voting rights, the Fund does not have proxy voting guidelines.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on December 31 and June 30. The Form N-Q filing must be made within 60 days of the end of the quarter.  The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-262-6631.

DISCUSSION OF REVIEW AND APPROVAL OF ADVISORY

AGREEMENTS FOR CAPSTONE CHURCH CAPITAL FUND (Unaudited)

At its meeting held March 1, 2016, the Board of Trustees (“Board” or “Trustees”) of Capstone Church Capital Fund (“Fund”) conducted its review of the investment advisory agreement between the Fund and Capstone Asset Management Company (“CAMCO”).  The continuation of the agreement was approved unanimously by the full Board and by the independent Trustees.

Prior to the meeting, in response to a request from counsel, the Board received extensive information on: CAMCO’s business activities; plans for the future of CAMCO, its affiliates and the Fund; the investment advisory, administrative, compliance and other services provided by CAMCO and its affiliates to the Fund; the fees paid for these services; the personnel performing these services; the Fund’s performance history; information on various portfolio securities held by the Fund; CAMCO’s profitability with respect to the Fund; and other information designed to inform the Board of any ancillary benefits received by CAMCO and its affiliates from their relationship with the Fund.

During the meeting, CAMCO’s President, Mr. Michael L. Kern, III, CFA, answered a broad array of questions about the firm.  He discussed the firm’s plans for the future, its strategic initiatives, and recent and upcoming personnel changes, among other things.  Additionally, he and the Board discussed a number of options with respect to the ongoing management of the Fund and the Fund’s future plans.  Detailed information was also presented on advisory and other fees paid by the Fund to CAMCO and its affiliates, and the corresponding profits CAMCO and its affiliates earned from their relationships with the investment companies they manage, including the Fund.  The information also included fee structures for CAMCO’s private account clients.

CAPSTONE CHURCH CAPITAL FUND

ADDITIONAL INFORMATION (Continued)

MARCH 31, 2016 (Unaudited)

The Trustees also reviewed information on recent compliance reviews of CAMCO by Cipperman Compliance Services (“Cipperman”) and also discussed, in detail, a proposal for the retention of Cipperman to provide Chief Compliance Officer (“CCO”) services for the Fund.  The Trustees stressed the need for continuity in compliance oversight of the Fund and agreed that the Fund’s current CCO should be retained as a consultant for a reasonable period.  Mr. Kern stated that he did not expect the new CCO arrangements to have a material effect on Fund expenses. The Trustees also reviewed information on the Fund’s shareholder service plan.

At a separate meeting with the independent Trustees, Fund counsel described the responsibilities of independent Trustees in renewing the Fund’s investment advisory agreement, as well as factors they should consider, including particularly the best interests of Fund shareholders. In discussing the information they had been provided in advance of the meetings, as well as the presentations by Capstone representatives at the meeting, the independent Trustees agreed that the information and discussions had been open and thorough and that they had been well-informed about future plans for CAMCO. They also were satisfied that CAMCO was focusing on plans for the future of the Fund.  They noted that Fund management continued to deal with the challenges of many of the Fund’s church bond holdings but believed they were managing well, under the circumstances.

The Trustees agreed that the services provided to the Fund under the administration and compliance services agreements with a CAMCO affiliate were satisfactory and necessary to the Fund and that the profitability of CAMCO affiliates was reasonable.  They believed that Fund management was making reasonable efforts to control expenses.  Although there are no other investment companies that are directly comparable to the Fund, the Trustees believed that the Fund’s investment advisory fees were reasonable for a fund of this complexity.  They also noted that the proposed changes in CCO arrangements, as described by Mr. Kern, were not expected to materially change Fund expenses.  Moreover, these arrangements were still subject to review and approval by the Fund’s Board. Finally, the independent Trustees considered the Fund’s shareholder service plan and determined that the plan was providing helpful support to Fund shareholders and should be continued.  They also determined that it was reasonable to continue the Fund’s distribution agreement, which involved no fee, even though the Fund was not offering shares for sale.

After a full discussion of these matters, the independent Trustees unanimously determined to approve the continuation of the Fund’s investment advisory agreement. Their approval was followed by unanimous approval of the agreement by the full Board of Trustees.  Additionally, the independent Trustees, and then the full Board, approved the continuation of the service agreements with CAMCO affiliates, and the Funds’ distribution agreement and service plan.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not required to be included in this filing.

Item 4. Principal Accountant Fees and Services.

Not required to be included in this filing.

Item 5. Audit Committee of Listed Companies.

Not required to be included in this filing.

Item 6.  Schedule of Investments.

A Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7.  Proxy Voting Policies and Procedures.

Not required to be included in this filing.

 Item 8.  Portfolio Manager of Closed-End Funds.

(a)

Not required to be included in this filing.

(b)

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

Item 11.  Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the registrant’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-(3)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not Applicable.

(a)(2)

Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)

Not applicable.

(b)

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPSTONE CHURCH CAPITAL FUND

By /s/ Michael L. Kern III, CFA

   Michael L. Kern III, CFA

   President

Date May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Michael L. Kern III, CFA

   Michael L. Kern III, CFA

   President

Date May 26, 2016